Note 6 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Charges [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	2014	2015
Balance, beginning of year	338,431	335,621
Amortization of loan arrangement fees	(137,032)	(150,189)
Deferred offering expenses	(165,678)	-
Loan arrangement fees	299,900	515,174
Balance, end of year	335,621	700,606